UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2008

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    MC CULLOUGH & ASSOCIATES LLC
Address: 101 CALIFORNIA ST., SUITE 3260
         SAN FRANCISCO, CA 94111



13F File Number: 728-03629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    LEON A. WIATRAK
Title:   MANAGER______
Phone:   415-956-8700
Signature, Place, and Date of Signing:

LEON A. WIATRAK, SAN FRANCISCO CA.       07/28/2008__


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      30
Form 13F Information Table Value Total:       $109,073


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AT&T INC                       COM              00206R102     4301   127678 SH       DEFINED                126728        0      950
ANHEUSER-BUSCH CO              COM              035229103     3564    57375 SH       DEFINED                 56275        0     1100
CAPSTEAD MORTGAGE CORP         COM              14067E506     4493   414100 SH       DEFINED                408900        0     5200
CONOCOPHILLIPS                 COM              20825C104     2947    31225 SH       DEFINED                 30575        0      650
CONSOLIDATED EDISON INC        COM              209115104     2814    71975 SH       DEFINED                 71350        0      625
DUPONT DE NEMOUR               COM              263534109     3122    72800 SH       DEFINED                 71900        0      900
ENCANA CORP                    COM              292505104     7033    77350 SH       DEFINED                 76550        0      800
EXXON MOBIL CORP               COM              30231G102     2277    25839 SH       SOLE                    25839        0        0
FORDING CANADIAN COAL          COM              345425102     5789    60550 SH       DEFINED                 59950        0      600
FRANKLIN RESOURCES INC         COM              354613101     4188    45700 SH       SOLE                    45700        0        0
GENERAL ELECTRIC CO            COM              369604103     4028   150925 SH       DEFINED                149125        0     1800
GOLDMAN SACHS GROUP INC        COM              38141G104     3781    21620 SH       DEFINED                 21320        0      300
JOHNSON & JOHNSON              COM              478160104     3441    53475 SH       DEFINED                 52875        0      600
LONG'S DRUG STORES CORP.       COM              543162101     3191    75775 SH       DEFINED                 74775        0     1000
MICROSOFT CORP                 COM              594918104      310    11270 SH       SOLE                    11270        0        0
PENGROWTH ENERGY TRUST         COM              706902509     5541   275515 SH       DEFINED                272115        0     3400
PERMIAN BASIN ROYALTY          COM              714236106     5248   198705 SH       DEFINED                196405        0     2300
SOTHEBY'S                      COM              835898107      667    25300 SH       SOLE                    25300        0        0
TESORO CORP                    COM              881609101      299    15100 SH       SOLE                    15100        0        0
UNITED PARCEL SERVICE INC.     COM              911312106     2648    43075 SH       DEFINED                 42375        0      700
VISA INC.                      COM              92826C839     3521    43300 SH       DEFINED                 42800        0      500
WELLS FARGO & CO (NEW)         COM              949746101     2592   109150 SH       DEFINED                107800        0     1350
WELLS FARGO ADV SPEC FIN SVC B FUND             94975J862       51    23782 SH       SOLE                    23782        0        0
WINDSTREAM CORP                COM              97381W104     3587   290700 SH       DEFINED                287700        0     3000
FRONTLINE LTD ORD              COM              G3682E127     4843    69400 SH       DEFINED                 68600        0      800
IPC HOLDINGS LTD               COM              G4933P101     3718   140050 SH       DEFINED                138550        0     1500
NORDIC AMERICAN TANKER         COM              G65773106     6969   179525 SH       DEFINED                178325        0     1200
DIANA SHIPPING, INC.           COM              Y2066G104     5136   167250 SH       DEFINED                165050        0     2200
DOUBLE HULL TANKERS            COM              Y21110104     1918   191200 SH       DEFINED                188750        0     2450
GENCO SHIPPING & TRADING       COM              Y2685T107     7056   108225 SH       DEFINED                107475        0      750